Cover	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	DEFM14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Columbus Circle Capital Corp I
Entity Central Index Key	0002056263